Accrued liabilities and other payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities and other payables [Abstract]
Accrued interest	$ 0	$ 307
Accrued audit fees	63	56
Other accruals	1,953	1,435
Insurance deductibles	96	132
Other payables	47	41
Total	$ 2,159	$ 1,971